Plant and equipment - Aditional information (Details) ¥ in Millions, $ in Millions	1 Months Ended	9 Months Ended
	Sep. 29, 2017 CNY (¥)	Sep. 30, 2019 item	Oct. 16, 2017 CNY (¥) shares	Oct. 16, 2017 CAD ($) shares	Sep. 29, 2017 CAD ($)
Manufacturing Agreement
Disclosure of detailed information about property, plant and equipment [line items]
Description of purchase orders		Company's purchase orders as follows: 30% 60 days prior to scheduled Zongshen production, and 70% after accepted vehicle delivery
Minimum purchase commitments 2019		5,000
Minimum purchase commitments 2020		20,000
Minimum purchase commitments 2021		50,000
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Description of manufacturing agreement	payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. As at September 30, 2019, the Company has completed the prototype tooling and molds with actual cost of CNY ¥10.1 million ($1.9) million), as assessed by the company, the prototype tooling and molds will be used for the mass production. The Company has paid 90% of prototype tooling and molds and 78% of the mass production tooling and molds. Depreciation on the production tooling and molds is charged on a per unit produced basis and during the period no units had been produced using the production tooling and molds.
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost	¥ 9.5				$ 1.8
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Mass Production Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost	¥ 39.3				$ 7.8
Share Pledge Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost			¥ 9.5	$ 1.8
Share pledge agreement common shares | shares			400,000	400,000